Schedule of Components of Income Tax Expense (Benefit) (Details) - 12 months ended Jan. 31, 2015 - USD ($)	Total
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	34.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	34.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	$ (21,078,265)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	(4,238,490)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	(7,167,000)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	(1,441,100)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	483,000
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	259,100
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	541,500
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 10	80,000
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 11	4,090,000
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 12	58,000
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 13	(653,000)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 14	(3,000)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 15	(1,000)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 16	(19,700)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 17	2,706,000
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 18	1,066,700
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 19	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 20	$ 0